Biological assets - Cost of Production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 254,823	$ 249,981
Own agricultural produce consumed	8,548	7,081
Costs incurred during the year	263,371	257,062
Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	22,532	22,807
Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,892	5,468
Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	27,862	31,190
Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	85,487	91,079
Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,108	5,561
Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,461	7,733
Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,452	2,004
Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	51,470	43,787
Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	13,377	11,351
Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,584	2,229
Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,058	3,368
Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,912	626
Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,427	1,434
Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	20,812	16,248
Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,389	5,096
Farming | Crops
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	106,889	93,715
Own agricultural produce consumed	0	0
Costs incurred during the year	106,889	93,715
Farming | Crops | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,739	2,600
Farming | Crops | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	40	3
Farming | Crops | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	46,406	40,767
Farming | Crops | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	716	886
Farming | Crops | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,040	996
Farming | Crops | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,832	1,446
Farming | Crops | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	30,819	27,782
Farming | Crops | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	3
Farming | Crops | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	51	69
Farming | Crops | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	565	196
Farming | Crops | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,185	1,182
Farming | Crops | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	19,694	14,767
Farming | Crops | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,802	3,018
Farming | Rice
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	41,243	32,802
Own agricultural produce consumed	0	0
Costs incurred during the year	41,243	32,802
Farming | Rice | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,822	5,192
Farming | Rice | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,655	9,924
Farming | Rice | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	534	678
Farming | Rice | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,451	2,648
Farming | Rice | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	453	318
Farming | Rice | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	15,681	10,745
Farming | Rice | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,138	2,310
Farming | Rice | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,838	74
Farming | Rice | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	100	105
Farming | Rice | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	109	53
Farming | Rice | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	462	755
Farming | Dairy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	23,900	20,332
Own agricultural produce consumed	8,143	6,403
Costs incurred during the year	32,043	26,735
Farming | Dairy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,215	3,776
Farming | Dairy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	10	0
Farming | Dairy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	754	889
Farming | Dairy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,820	1,582
Farming | Dairy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	118	89
Farming | Dairy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	3
Farming | Dairy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	13,092	10,538
Farming | Dairy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,395	2,020
Farming | Dairy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	863	979
Farming | Dairy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	162	138
Farming | Dairy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	8	8
Farming | Dairy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3	3
Farming | Dairy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	460	307
Farming | All other segments
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,598	2,357
Own agricultural produce consumed	405	678
Costs incurred during the year	2,003	3,035
Farming | All other segments | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	672	582
Farming | All other segments | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | All other segments | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | All other segments | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	33
Farming | All other segments | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	51	77
Farming | All other segments | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	229	253
Farming | All other segments | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	49	151
Farming | All other segments | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	19	96
Farming | All other segments | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	285	810
Farming | All other segments | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	189	209
Farming | All other segments | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6	10
Farming | All other segments | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4	4
Farming | All other segments | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	83	96
Farming | All other segments | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2	8
Farming | All other segments | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9	28
Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	81,193	100,775
Own agricultural produce consumed	0	0
Costs incurred during the year	81,193	100,775
Sugar, Ethanol and Energy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,084	10,657
Sugar, Ethanol and Energy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,852	5,465
Sugar, Ethanol and Energy | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	27,862	31,190
Sugar, Ethanol and Energy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	29,416	40,355
Sugar, Ethanol and Energy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,053	3,031
Sugar, Ethanol and Energy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,921	2,254
Sugar, Ethanol and Energy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,951	5,161
Sugar, Ethanol and Energy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	343	214
Sugar, Ethanol and Energy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	51	43
Sugar, Ethanol and Energy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,004	1,417
Sugar, Ethanol and Energy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 656	$ 988